Schedule of Investments (unaudited)	iShares® MSCI China A ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
AECC Aero-Engine Control Co. Ltd., Class A	65,198	$175,359
AECC Aviation Power Co. Ltd., Class A	152,398	741,450
Avicopter PLC, Class A	21,799	124,911
Kuang-Chi Technologies Co. Ltd., Class A(a)	109,240	293,815
		1,335,535
Air Freight & Logistics — 0.6%
SF Holding Co. Ltd., Class A	260,915	1,299,239
YTO Express Group Co. Ltd., Class A	185,344	404,761
Yunda Holding Co. Ltd., Class A	152,300	164,260
		1,868,260
Automobile Components — 1.2%
Bethel Automotive Safety Systems Co. Ltd.	21,700	171,599
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	14,697	270,186
Fuyao Glass Industry Group Co. Ltd., Class A	108,500	744,728
Huayu Automotive Systems Co. Ltd., Class A	174,400	395,297
Huizhou Desay Sv Automotive Co. Ltd., Class A	27,100	467,244
Ningbo Joyson Electronic Corp., Class A	65,500	158,040
Ningbo Tuopu Group Co. Ltd., Class A	65,505	562,696
Sailun Group Co. Ltd., Class A	173,600	396,080
Shandong Linglong Tyre Co. Ltd., Class A	87,200	268,229
Shenzhen Kedali Industry Co. Ltd., Class A	11,200	147,178
		3,581,277
Automobiles — 2.6%
AIMA Technology Group Co. Ltd.	43,800	212,179
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	108,500	233,118
BAIC BluePark New Energy Technology Co. Ltd.(a)	303,800	283,866
Beiqi Foton Motor Co. Ltd.(a)	412,300	148,864
BYD Co. Ltd., Class A	98,973	2,966,372
Chongqing Changan Automobile Co. Ltd., Class A	455,738	920,145
Great Wall Motor Co. Ltd.	130,289	469,124
Guangzhou Automobile Group Co. Ltd., Class A	260,600	314,370
SAIC Motor Corp. Ltd., Class A	434,406	887,960
Seres Group Co. Ltd., NVS(a)	86,800	1,080,018
		7,516,016
Banks — 11.2%
Agricultural Bank of China Ltd., Class A	4,692,600	2,843,444
Bank of Beijing Co. Ltd., Class A	1,157,100	889,208
Bank of Changsha Co. Ltd., Class A	217,000	243,727
Bank of Chengdu Co. Ltd., Class A	217,277	442,519
Bank of China Ltd., Class A	1,939,100	1,224,800
Bank of Communications Co. Ltd., Class A	2,150,902	2,036,661
Bank of Hangzhou Co. Ltd., Class A	325,988	579,431
Bank of Jiangsu Co. Ltd., Class A	999,800	1,112,692
Bank of Nanjing Co. Ltd., Class A	565,480	726,125
Bank of Ningbo Co. Ltd., Class A	373,021	1,175,805
Bank of Shanghai Co. Ltd., Class A	781,269	785,767
Bank of Suzhou Co. Ltd.	195,300	202,997
China Construction Bank Corp., Class A	521,100	510,833
China Everbright Bank Co. Ltd., Class A	2,560,600	1,111,518
China Merchants Bank Co. Ltd., Class A	1,129,502	5,320,170
China Minsheng Banking Corp. Ltd., Class A	1,953,080	1,063,095
China Zheshang Bank Co. Ltd., Class A	1,194,200	492,881
Chongqing Rural Commercial Bank Co. Ltd., Class A	503,230	321,903
CNPC Capital Co. Ltd., NVS	456,040	367,696
Huaxia Bank Co. Ltd., Class A	746,060	689,305
Industrial & Commercial Bank of China Ltd., Class A	3,453,100	2,582,082
Industrial Bank Co. Ltd., Class A	1,133,947	2,629,337
Ping An Bank Co. Ltd., Class A	1,063,556	1,578,058
Security	Shares	Value

Banks (continued)
Postal Savings Bank of China Co. Ltd., Class A	1,609,000	$1,062,979
Shanghai Pudong Development Bank Co. Ltd., Class A	1,614,920	1,709,034
Shanghai Rural Commercial Bank Co. Ltd.	542,500	505,158
		32,207,225
Beverages — 10.5%
Anhui Gujing Distillery Co. Ltd., Class A	22,799	850,609
Anhui Kouzi Distillery Co. Ltd., Class A	30,400	174,507
Anhui Yingjia Distillery Co. Ltd., Class A	43,400	423,639
Beijing Yanjing Brewery Co. Ltd., Class A	152,100	207,211
Chongqing Brewery Co. Ltd., Class A	25,695	248,584
Eastroc Beverage Group Co. Ltd.	14,100	413,804
Jiangsu King’s Luck Brewery JSC Ltd., Class A	65,140	514,248
Jiangsu Yanghe Distillery Co. Ltd., Class A	82,300	1,075,476
JiuGui Liquor Co. Ltd., Class A	21,700	152,277
Kweichow Moutai Co. Ltd., Class A	69,089	16,170,894
Luzhou Laojiao Co. Ltd., Class A	80,500	2,056,979
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	68,288	191,393
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	65,481	2,354,324
Shede Spirits Co. Ltd.	22,300	223,280
Sichuan Swellfun Co. Ltd., Class A	26,200	162,189
Tsingtao Brewery Co. Ltd., Class A	43,400	489,003
Wuliangye Yibin Co. Ltd., Class A	217,214	4,484,432
		30,192,849
Biotechnology — 1.2%
Beijing Tiantan Biological Products Corp. Ltd., Class A	86,800	343,140
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	43,437	408,878
Bloomage Biotechnology Corp. Ltd.	27,730	234,400
Chongqing Zhifei Biological Products Co. Ltd., Class A	134,500	648,501
Hualan Biological Engineering Inc., Class A	109,948	294,654
Imeik Technology Development Co. Ltd., Class A	16,520	487,827
Shanghai Junshi Biosciences Co. Ltd.(a)	44,068	182,336
Shanghai RAAS Blood Products Co. Ltd., Class A	368,900	364,201
Shenzhen Kangtai Biological Products Co. Ltd., Class A	55,356	153,859
Walvax Biotechnology Co. Ltd., Class A	108,598	219,575
		3,337,371
Broadline Retail — 0.1%
Zhejiang China Commodities City Group Co. Ltd., Class A	303,800	366,075

Building Products — 0.2%
Beijing New Building Materials PLC, Class A	87,200	393,702
Zhejiang Weixing New Building Materials Co. Ltd., Class A	86,804	209,787
		603,489
Capital Markets — 5.8%
BOC International China Co. Ltd., Class A	151,900	214,302
Caitong Securities Co. Ltd., Class A	260,451	274,183
Changjiang Securities Co. Ltd., Class A	304,200	237,089
China Galaxy Securities Co. Ltd., Class A	336,500	574,492
China Great Wall Securities Co. Ltd., Class A	217,400	228,808
China International Capital Corp. Ltd., Class A	131,400	601,682
China Merchants Securities Co. Ltd., Class A	412,507	829,455
CITIC Securities Co. Ltd., Class A	672,970	1,751,354
CSC Financial Co. Ltd., Class A	239,139	732,835
Dongxing Securities Co. Ltd., Class A	173,639	210,297
East Money Information Co. Ltd., Class A	876,139	1,568,910
Everbright Securities Co. Ltd., Class A	217,400	494,124
First Capital Securities Co. Ltd., Class A	238,900	188,405
Founder Securities Co. Ltd., Class A	455,900	562,333

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
GF Securities Co. Ltd., Class A	325,900	$591,608
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	238,791	189,874
Guolian Securities Co. Ltd., Class A(a)	130,200	186,896
Guosen Securities Co. Ltd., Class A	347,800	429,292
Guotai Junan Securities Co. Ltd., Class A	412,745	779,899
Guoyuan Securities Co. Ltd., Class A	239,144	224,008
Haitong Securities Co. Ltd., Class A	522,400	601,296
Hithink RoyalFlush Information Network Co. Ltd., Class A	26,500	438,747
Huatai Securities Co. Ltd., Class A	391,800	739,689
Industrial Securities Co. Ltd., Class A	481,108	368,998
Nanjing Securities Co. Ltd., Class A	195,700	220,600
Orient Securities Co. Ltd., Class A	420,521	482,308
SDIC Capital Co. Ltd., Class A	349,600	307,522
Shenwan Hongyuan Group Co. Ltd., Class A	1,239,300	800,609
Sinolink Securities Co. Ltd., Class A	217,400	261,257
SooChow Securities Co. Ltd., Class A	283,138	266,136
Southwest Securities Co. Ltd., Class A	360,800	196,740
Tianfeng Securities Co. Ltd., Class A(a)	486,600	194,920
Western Securities Co. Ltd., Class A	239,920	244,016
Zheshang Securities Co. Ltd., Class A	217,427	337,250
Zhongtai Securities Co. Ltd.	392,000	358,810
		16,688,744
Chemicals — 5.1%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	43,400	106,152
Canmax Technologies Co. Ltd., Class A	51,080	148,316
Cathay Biotech Inc.	24,400	172,032
Chengxin Lithium Group Co. Ltd., Class A	43,400	107,072
CNGR Advanced Material Co. Ltd.	43,400	312,617
Ganfeng Lithium Group Co. Ltd., Class A	91,670	443,683
Guangzhou Tinci Materials Technology Co. Ltd., Class A	108,520	312,945
Hangzhou Oxygen Plant Group Co. Ltd., Class A	65,100	244,473
Haohua Chemical Science & Technology Co. Ltd., NVS	43,800	187,192
Hengli Petrochemical Co. Ltd., Class A(a)	391,215	833,821
Hengyi Petrochemical Co. Ltd., Class A(a)	196,176	202,259
Hoshine Silicon Industry Co. Ltd., Class A	43,400	288,556
Huafon Chemical Co. Ltd., Class A	282,300	316,007
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	456,500	264,470
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	200,000	197,451
Jiangsu Eastern Shenghong Co. Ltd., Class A	369,100	503,540
Jiangsu Yangnong Chemical Co. Ltd., Class A	22,030	195,202
Jiangsu Yoke Technology Co. Ltd., Class A	21,700	190,564
LB Group Co. Ltd., Class A	130,209	375,795
Ningbo Shanshan Co. Ltd.	130,200	211,901
Ningxia Baofeng Energy Group Co. Ltd., Class A	412,500	941,303
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	304,050	693,379
Rongsheng Petrochemical Co. Ltd., Class A	566,001	872,710
Satellite Chemical Co. Ltd., Class A(a)	182,977	485,150
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	109,360	448,111
Shanghai Putailai New Energy Technology Co. Ltd., Class A	117,814	299,160
Shenzhen Capchem Technology Co. Ltd.	43,420	200,891
Sichuan Hebang Biotechnology Co. Ltd., Class A	499,100	144,248
Sinoma Science & Technology Co. Ltd., Class A	86,800	185,321
Skshu Paint Co. Ltd., Class A(a)	27,404	128,045
Sunresin New Materials Co. Ltd., NVS	25,700	165,021
Tianqi Lithium Corp., Class A	72,400	391,975
Tongkun Group Co. Ltd., Class A(a)	131,097	248,285
Security	Shares	Value

Chemicals (continued)
Wanhua Chemical Group Co. Ltd., Class A	173,600	$2,123,135
Weihai Guangwei Composites Co. Ltd., Class A	43,452	155,535
Yunnan Energy New Material Co. Ltd., Class A	48,215	275,926
Yunnan Yuntianhua Co. Ltd.	96,200	267,737
Zangge Mining Co. Ltd.	90,200	356,816
Zhejiang Juhua Co. Ltd., Class A	152,300	496,560
Zhejiang Longsheng Group Co. Ltd., Class A	195,700	246,367
		14,739,723
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	43,400	211,046
Zhejiang Weiming Environment Protection Co. Ltd., Class A	87,153	263,851
		474,897
Communications Equipment — 1.1%
Guangzhou Haige Communications Group Inc. Co., Class A	130,200	195,057
Hengtong Optic-Electric Co. Ltd., Class A	136,100	264,500
Suzhou TFC Optical Communication Co. Ltd.	21,700	474,619
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	43,800	133,304
Yealink Network Technology Corp. Ltd., Class A	65,177	316,542
Zhongji Innolight Co. Ltd., Class A	43,888	1,104,366
ZTE Corp., Class A	203,600	798,697
		3,287,085
Construction & Engineering — 2.1%
China Energy Engineering Corp. Ltd.	1,803,000	545,777
China National Chemical Engineering Co. Ltd., Class A	347,410	329,344
China Railway Group Ltd., Class A	1,128,600	1,017,641
China State Construction Engineering Corp. Ltd., Class A	2,322,300	1,712,426
CSSC Science & Technology Co. Ltd.	88,400	193,423
Metallurgical Corp. of China Ltd., Class A	1,000,200	449,724
Power Construction Corp. of China Ltd., Class A	955,000	667,073
Shanghai Construction Group Co. Ltd., Class A	500,300	165,071
Shenzhen SED Industry Co. Ltd., NVS	65,500	158,836
Sichuan Road & Bridge Group Co. Ltd., Class A	403,700	403,494
Sinoma International Engineering Co.	152,900	266,974
		5,909,783
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	217,400	687,444
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	86,800	174,760
China Jushi Co. Ltd., Class A	217,350	356,648
		1,218,852
Consumer Staples Distribution & Retail — 0.3%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	66,931	200,426
Yifeng Pharmacy Chain Co. Ltd., Class A	65,283	394,201
Yonghui Superstores Co. Ltd., Class A(a)	477,400	159,502
		754,129

Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd.	43,400	159,697

Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	282,514	183,404

Diversified Consumer Services — 0.0%
Offcn Education Technology Co. Ltd., Class A(a)	376,400	137,181

Electrical Equipment — 5.4%
China XD Electric Co. Ltd., NVS	282,300	273,390
Contemporary Amperex Technology Co. Ltd., Class A	241,767	6,750,517

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Dongfang Electric Corp. Ltd., Class A	152,390	$353,482
Eve Energy Co. Ltd., Class A	109,682	558,426
Fangda Carbon New Material Co. Ltd., Class A(a)	217,628	151,778
Ginlong Technologies Co. Ltd., Class A	21,800	160,241
Goldwind Science & Technology Co Ltd., Class A	197,151	206,630
Gongniu Group Co. Ltd.	21,700	356,780
GoodWe Technologies Co. Ltd., NVS	6,472	82,622
Gotion High-tech Co. Ltd., Class A(a)	110,000	283,442
Hongfa Technology Co. Ltd., Class A	29,500	115,813
Hoymiles Power Electronics Inc., NVS	3,009	93,792
Jiangsu Zhongtian Technology Co. Ltd., Class A	195,900	364,885
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	86,800	115,979
Ming Yang Smart Energy Group Ltd., Class A	131,100	176,264
NARI Technology Co. Ltd., Class A	434,088	1,401,568
Ningbo Orient Wires & Cables Co. Ltd.	43,400	263,388
Ningbo Sanxing Medical Electric Co. Ltd.	79,100	367,491
Shanghai Electric Group Co. Ltd., Class A(a)	696,050	412,421
Shanghai Moons’ Electric Co. Ltd.	21,700	167,002
Sieyuan Electric Co. Ltd.	44,200	395,910
Sungrow Power Supply Co. Ltd., Class A	87,300	1,237,670
Sunwoda Electronic Co. Ltd., Class A	108,799	227,385
TBEA Co. Ltd., Class A	282,820	549,764
Zhejiang Chint Electrics Co. Ltd., Class A	130,200	369,725
		15,436,365
Electronic Equipment, Instruments & Components — 5.1%
Accelink Technologies Co. Ltd., Class A	43,400	222,113
Avary Holding Shenzhen Co. Ltd., Class A	117,500	389,132
BOE Technology Group Co. Ltd., Class A	2,043,028	1,224,224
Chaozhou Three-Circle Group Co. Ltd., Class A	109,100	418,115
China Railway Signal & Communication Corp. Ltd., Class A	397,381	295,829
China Zhenhua Group Science & Technology Co. Ltd., Class A	28,800	184,816
Eoptolink Technology Inc. Ltd.	43,400	508,193
Everdisplay Optronics Shanghai Co. Ltd.(a)	651,000	200,137
Foxconn Industrial Internet Co. Ltd., Class A	738,006	2,434,301
GoerTek Inc., Class A	196,104	425,094
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	44,067	202,555
Hengdian Group DMEGC Magnetics Co. Ltd.	87,000	172,187
Huagong Tech Co. Ltd., Class A	65,100	297,367
Lens Technology Co. Ltd., Class A	282,100	553,570
Lingyi iTech Guangdong Co., Class A	392,600	280,275
Luxshare Precision Industry Co. Ltd., Class A	391,868	1,568,075
Maxscend Microelectronics Co. Ltd., Class A	28,956	360,163
OFILM Group Co. Ltd., Class A(a)	173,600	210,607
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	7,814	348,844
Shengyi Technology Co. Ltd., Class A	130,682	347,875
Shennan Circuits Co. Ltd., Class A	26,367	337,619
Shenzhen Kaifa Technology Co. Ltd., Class A	86,800	164,430
SUPCON Technology Co. Ltd.	43,428	284,175
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	93,900	198,163
TCL Technology Group Corp., Class A(a)	1,020,981	670,045
Tianma Microelectronics Co. Ltd., Class A(a)	131,000	146,055
Unisplendour Corp. Ltd., Class A(a)	154,991	442,834
Universal Scientific Industrial Shanghai Co. Ltd., Class A	108,800	221,054
Wingtech Technology Co. Ltd., Class A(a)	71,011	306,458
Wuhan Guide Infrared Co. Ltd., Class A	238,904	230,210
WUS Printed Circuit Kunshan Co. Ltd., Class A	108,590	493,006
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Xiamen Faratronic Co. Ltd.	9,200	$124,692
Zhejiang Dahua Technology Co. Ltd., Class A	176,100	434,070
		14,696,283
Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	240,368	210,280
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	65,185	285,424
		495,704
Entertainment — 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	130,493	299,240
Beijing Enlight Media Co. Ltd., Class A	151,900	195,430
China Film Co. Ltd., Class A(a)	108,500	177,472
Giant Network Group Co. Ltd., Class A	108,600	175,254
Kingnet Network Co. Ltd.	130,200	210,610
Kunlun Tech Co. Ltd., Class A(a)	65,300	355,820
Mango Excellent Media Co. Ltd., Class A	110,880	356,382
Perfect World Co. Ltd., Class A	108,752	149,474
Wanda Film Holding Co. Ltd., Class A(a)	115,000	231,944
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	413,382	266,709
		2,418,335
Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	499,101	204,070

Food Products — 3.1%
Angel Yeast Co. Ltd., Class A	47,296	193,853
Anjoy Foods Group Co. Ltd., Class A	11,800	149,581
Beijing Dabeinong Technology Group Co. Ltd., Class A	238,700	153,974
Foshan Haitian Flavouring & Food Co. Ltd., Class A	260,479	1,404,391
Fujian Sunner Development Co. Ltd., Class A	65,100	140,220
Guangdong Haid Group Co. Ltd., Class A	86,899	596,907
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	65,300	236,050
Heilongjiang Agriculture Co. Ltd., Class A	87,200	157,070
Henan Shuanghui Investment & Development Co. Ltd., Class A	195,700	726,823
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	348,000	1,369,049
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A(a)	43,662	177,244
Meihua Holdings Group Co. Ltd.	153,800	235,125
Muyuan Foods Co. Ltd., Class A	304,159	1,825,786
New Hope Liuhe Co. Ltd., Class A(a)	239,200	293,578
Wens Foodstuffs Group Co. Ltd., Class A	370,546	979,786
Yihai Kerry Arawana Holdings Co. Ltd., Class A	87,600	378,144
		9,017,581
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	131,400	326,814

Ground Transportation — 0.9%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,694,400	1,885,322
Daqin Railway Co. Ltd., Class A	868,200	828,259
		2,713,581
Health Care Equipment & Supplies — 1.7%
Autobio Diagnostics Co. Ltd., Class A	27,700	217,144
iRay Technology Co. Ltd.	3,716	101,630
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	65,700	349,749
Lepu Medical Technology Beijing Co. Ltd., Class A	108,900	221,442
Shanghai United Imaging Healthcare Co. Ltd., NVS	44,372	810,890
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	65,334	2,738,597

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	43,400	$422,279
		4,861,731
Health Care Providers & Services — 1.0%
Aier Eye Hospital Group Co. Ltd., Class A	522,581	926,561
China National Medicines Corp. Ltd., Class A	43,800	209,535
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	65,500	288,881
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	25,497	134,479
Huadong Medicine Co. Ltd., Class A	87,225	395,541
Jointown Pharmaceutical Group Co. Ltd., Class A	217,591	245,777
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	217,560	132,467
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	152,309	375,857
Topchoice Medical Corp., Class A(a)	21,700	181,392
		2,890,490
Hotels, Restaurants & Leisure — 0.1%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	49,400	196,168
Songcheng Performance Development Co. Ltd., Class A	151,972	226,943
		423,111
Household Durables — 2.2%
Beijing Roborock Technology Co. Ltd., Class A	6,985	407,396
Ecovacs Robotics Co. Ltd., Class A	44,400	302,176
Gree Electric Appliances Inc. of Zhuhai, Class A	155,800	902,316
Haier Smart Home Co. Ltd., Class A	348,000	1,445,276
Hang Zhou Great Star Industrial Co. Ltd., Class A	65,100	226,479
Hangzhou Robam Appliances Co. Ltd., Class A	57,264	186,221
Hisense Visual Technology Co. Ltd.	65,100	249,861
Jason Furniture Hangzhou Co. Ltd., Class A	43,420	199,532
Midea Group Co. Ltd., Class A	198,700	1,907,729
Oppein Home Group Inc., Class A	25,183	215,874
Sichuan Changhong Electric Co. Ltd.	265,200	202,667
Zhejiang Supor Co. Ltd., Class A	25,598	207,856
		6,453,383
Independent Power and Renewable Electricity Producers — 4.4%
CECEP Solar Energy Co. Ltd., Class A	199,200	141,440
CGN Power Co. Ltd.	855,800	484,412
China National Nuclear Power Co. Ltd., Class A	1,041,647	1,325,718
China Three Gorges Renewables Group Co. Ltd., Class A	1,562,600	1,008,681
China Yangtze Power Co. Ltd., Class A	1,345,688	4,784,495
Datang International Power Generation Co. Ltd.	564,200	234,018
GD Power Development Co. Ltd., Class A	976,500	688,883
Huadian Power International Corp. Ltd., Class A	477,600	444,422
Huaneng Power International Inc., Class A(a)	500,300	644,483
SDIC Power Holdings Co. Ltd., Class A	412,300	911,144
Shanghai Electric Power Co. Ltd., Class A	151,900	191,952
Shenergy Co. Ltd., Class A	261,800	306,520
Shenzhen Energy Group Co. Ltd., Class A	260,806	259,609
Sichuan Chuantou Energy Co. Ltd., Class A	260,600	601,769
Wintime Energy Group Co. Ltd., NVS(a)	1,181,200	219,458
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	608,000	522,194
		12,769,198
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	152,300	220,197

Insurance — 2.1%
China Life Insurance Co. Ltd., Class A	152,700	642,474
China Pacific Insurance Group Co. Ltd., Class A	368,916	1,305,348
New China Life Insurance Co. Ltd., Class A	109,300	471,847
Security	Shares	Value

Insurance (continued)
People’s Insurance Co. Group of China Ltd. (The), Class A	522,100	$376,103
Ping An Insurance Group Co. of China Ltd., Class A	593,123	3,365,786
		6,161,558
IT Services — 0.2%
Isoftstone Information Technology Group Co. Ltd., NVS(a)	43,450	249,717
Range Intelligent Computing Technology Group Co. Ltd.	88,400	379,852
		629,569
Life Sciences Tools & Services — 0.5%
Hangzhou Tigermed Consulting Co. Ltd., Class A	21,704	175,984
MGI Tech Co. Ltd., NVS	15,111	121,243
Pharmaron Beijing Co. Ltd., Class A	86,850	234,791
WuXi AppTec Co. Ltd., Class A	135,648	813,718
		1,345,736
Machinery — 3.0%
China CSSC Holdings Ltd., Class A	238,700	1,197,343
CRRC Corp. Ltd., Class A	1,327,890	1,276,376
FAW Jiefang Group Co. Ltd., Class A(a)	173,600	214,561
Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,624	496,326
Keda Industrial Group Co. Ltd.	108,500	150,900
Ningbo Deye Technology Co. Ltd., NVS	21,760	279,529
Sany Heavy Industry Co. Ltd., Class A	478,450	1,073,249
Shandong Himile Mechanical Science & Technology Co. Ltd.	43,400	237,730
Shenzhen Inovance Technology Co. Ltd., Class A	70,561	578,791
Weichai Power Co. Ltd., Class A	368,900	883,503
XCMG Construction Machinery Co. Ltd., Class A	652,000	629,896
Yutong Bus Co. Ltd., Class A	130,400	459,586
Zhejiang Dingli Machinery Co. Ltd., Class A	22,198	200,216
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	108,600	327,275
Zhuzhou CRRC Times Electric Co. Ltd., NVS	43,469	285,127
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	392,150	458,839
		8,749,247
Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class A	697,850	1,132,346

Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	802,960	717,506
Jiangsu Phoenix Publishing & Media Corp. Ltd.	130,200	182,576
Oriental Pearl Group Co. Ltd., Class A	195,300	185,300
People.cn Co. Ltd.	65,100	221,467
		1,306,849
Metals & Mining — 5.3%
Aluminum Corp. of China Ltd., Class A	717,216	731,018
Baoshan Iron & Steel Co. Ltd., Class A	1,218,070	1,164,519
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	86,800	212,592
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	204,600	542,798
China Rare Earth Resources & Technology Co. Ltd., Class A	65,100	251,562
CMOC Group Ltd., Class A	976,700	1,198,862
GEM Co. Ltd., Class A	284,196	271,958
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	173,800	211,958
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd.	130,200	387,905
Hesteel Co. Ltd., Class A	564,800	170,119
Huaibei Mining Holdings Co. Ltd.	130,200	345,760
Hunan Valin Steel Co. Ltd., Class A	393,740	282,821

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,500,900	$549,723
Jiangxi Copper Co. Ltd., Class A	108,900	389,796
Jinduicheng Molybdenum Co. Ltd., Class A	174,200	272,055
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	521,200	222,523
Shandong Gold Mining Co. Ltd., Class A	195,728	772,595
Shandong Nanshan Aluminum Co. Ltd., Class A	630,100	309,947
Shanxi Meijin Energy Co. Ltd., Class A(a)	239,300	199,714
Shanxi Taigang Stainless Steel Co. Ltd., Class A	325,900	173,144
Sinomine Resource Group Co. Ltd., Class A	43,692	213,317
Tianshan Aluminum Group Co. Ltd., Class A	263,500	273,639
Tongling Nonferrous Metals Group Co. Ltd., Class A	685,000	379,166
Western Mining Co. Ltd., Class A	130,200	358,401
Western Superconducting Technologies Co. Ltd., Class A	40,099	219,188
Xiamen Tungsten Co. Ltd., Class A	87,298	229,799
Yintai Gold Co. Ltd., Class A	164,420	416,395
YongXing Special Materials Technology Co. Ltd., Class A	31,240	203,645
Yunnan Aluminium Co. Ltd., Class A	195,500	385,112
Yunnan Chihong Zinc&Germanium Co. Ltd.	282,100	222,012
Yunnan Tin Co. Ltd., Class A	86,800	196,490
Zhejiang Huayou Cobalt Co. Ltd., Class A	91,512	357,323
Zhongjin Gold Corp. Ltd., Class A	260,400	467,993
Zijin Mining Group Co. Ltd., Class A	1,130,200	2,716,340
		15,300,189
Oil, Gas & Consumable Fuels — 3.7%
China Merchants Energy Shipping Co. Ltd., Class A	438,600	515,772
China Petroleum & Chemical Corp., Class A	1,736,243	1,515,698
China Shenhua Energy Co. Ltd., Class A	369,399	2,025,529
COSCO Shipping Energy Transportation Co. Ltd., Class A	195,349	429,010
Guanghui Energy Co. Ltd., Class A	348,383	353,547
Inner Mongolia Dian Tou Energy Corp. Ltd.	130,200	377,740
Jizhong Energy Resources Co. Ltd.	195,300	201,628
PetroChina Co. Ltd., Class A	1,185,100	1,669,088
Shaanxi Coal Industry Co. Ltd., Class A	522,401	1,766,193
Shan Xi Hua Yang Group New Energy Co. Ltd.	195,300	254,106
Shanxi Coking Coal Energy Group Co. Ltd., Class A	303,860	438,915
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	174,140	507,509
Yankuang Energy Group Co. Ltd., Class A	206,750	657,500
		10,712,235
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	152,300	326,418

Passenger Airlines — 0.9%
Air China Ltd., Class A(a)	651,200	661,067
China Eastern Airlines Corp. Ltd., Class A(a)	936,700	494,718
China Southern Airlines Co. Ltd., Class A(a)	610,824	476,321
Hainan Airlines Holding Co. Ltd., Class A(a)	2,387,400	449,585
Juneyao Airlines Co. Ltd., Class A(a)	121,200	205,131
Spring Airlines Co. Ltd., Class A(a)	52,500	409,953
		2,696,775
Personal Care Products — 0.1%
By-health Co. Ltd., Class A	86,800	189,010
Yunnan Botanee Bio-Technology Group Co. Ltd.	22,500	176,717
		365,727
Pharmaceuticals — 3.4%
Asymchem Laboratories Tianjin Co. Ltd., Class A	21,980	249,666
Beijing Tongrentang Co. Ltd., Class A	75,600	440,113
Security	Shares	Value

Pharmaceuticals (continued)
Changchun High-Tech Industry Group Co. Ltd., Class A	23,440	$363,794
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	50,000	413,375
Chongqing Taiji Industry Group Co. Ltd.(a)	21,700	108,373
CSPC Innovation Pharmaceutical Co. Ltd.	83,040	392,169
Dong-E-E-Jiao Co. Ltd., Class A	43,400	410,204
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	43,400	246,147
Humanwell Healthcare Group Co. Ltd., Class A	86,800	241,616
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	348,442	2,208,865
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,100	224,021
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	108,900	182,131
Livzon Pharmaceutical Group Inc., Class A	43,400	239,632
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	93,400	175,958
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	130,263	424,515
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	65,600	287,689
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	87,260	226,020
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	87,200	407,623
Yunnan Baiyao Group Co. Ltd., Class A	92,860	731,399
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	32,999	1,078,349
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	87,004	200,907
Zhejiang NHU Co. Ltd., Class A	174,768	461,608
		9,714,174
Real Estate Management & Development — 1.2%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	480,900	559,302
China Vanke Co. Ltd., Class A	527,600	536,117
Greenland Holdings Corp. Ltd., Class A(a)	629,500	159,167
Hainan Airport Infrastructure Co. Ltd., NVS(a)	629,700	303,174
Hangzhou Binjiang Real Estate Group Co. Ltd.	173,600	160,335
Poly Developments and Holdings Group Co. Ltd., Class A	652,531	799,249
Seazen Holdings Co. Ltd., Class A(a)	108,566	146,814
Shanghai Lingang Holdings Corp. Ltd., Class A	130,623	189,982
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	88,400	223,718
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	435,656	158,034
Youngor Fashion Co. Ltd., Class A	260,494	280,472
		3,516,364
Semiconductors & Semiconductor Equipment — 5.6%
ACM Research Shanghai Inc.	16,388	184,236
Advanced Micro-Fabrication Equipment Inc., Class A	38,937	755,753
Amlogic Shanghai Co. Ltd.	17,347	137,678
ASR Microelectronics Co. Ltd.(a)	13,825	77,739
Cambricon Technologies Corp. Ltd.(a)	22,613	520,934
China Resources Microelectronics Ltd.	79,083	396,404
Flat Glass Group Co. Ltd., Class A	87,200	318,570
GalaxyCore Inc., NVS	88,689	201,907
GigaDevice Semiconductor Inc., Class A	33,757	363,509
Hangzhou Chang Chuan Technology Co. Ltd.	43,400	173,954
Hangzhou First Applied Material Co. Ltd., Class A	99,610	371,817
Hangzhou Silan Microelectronics Co. Ltd., Class A	92,300	242,769
Hwatsing Technology Co. Ltd., NVS	6,200	145,141
Hygon Information Technology Co. Ltd., NVS	107,495	1,154,008
Ingenic Semiconductor Co. Ltd., Class A	24,300	211,299
JA Solar Technology Co. Ltd., Class A	173,680	340,018
JCET Group Co. Ltd., Class A	108,500	381,860
Jiangsu Pacific Quartz Co. Ltd., NVS	22,200	239,198

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Jinko Solar Co. Ltd.	446,611	$463,400
LONGi Green Energy Technology Co. Ltd., Class A	412,346	1,030,754
Montage Technology Co. Ltd., Class A	58,964	408,806
National Silicon Industry Group Co. Ltd., Class A(a)	174,000	317,000
NAURA Technology Group Co. Ltd., Class A	29,800	1,302,669
Piotech Inc., NVS	10,523	261,244
Risen Energy Co. Ltd.	66,800	119,120
Rockchip Electronics Co. Ltd.	22,300	176,072
Sanan Optoelectronics Co. Ltd., Class A	282,100	485,266
SG Micro Corp., Class A	26,595	280,404
Shanghai Aiko Solar Energy Co. Ltd.	108,500	178,531
Shenzhen Goodix Technology Co. Ltd., Class A(a)	22,100	186,189
Shenzhen SC New Energy Technology Corp., Class A	21,700	204,833
StarPower Semiconductor Ltd., Class A	7,100	135,623
Suzhou Maxwell Technologies Co. Ltd., Class A	15,056	237,284
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	227,123	325,412
Tianshui Huatian Technology Co. Ltd., Class A	173,600	195,005
TongFu Microelectronics Co. Ltd., Class A	89,000	253,031
Tongwei Co. Ltd., Class A	241,793	721,400
Trina Solar Co. Ltd.	133,189	389,068
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	46,879	374,888
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	20,754	93,712
Will Semiconductor Co. Ltd. Shanghai, Class A	65,155	908,879
Xinjiang Daqo New Energy Co. Ltd.	101,262	340,689
Yangzhou Yangjie Electronic Technology Co. Ltd.	21,900	114,217
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	65,101	303,278
		16,023,568
Software — 1.6%
360 Security Technology Inc., Class A(a)	390,800	456,476
Beijing Kingsoft Office Software Inc., Class A	25,457	1,076,425
China National Software & Service Co. Ltd., Class A	43,420	180,427
Empyrean Technology Co. Ltd., NVS	22,100	237,896
Hundsun Technologies Inc., Class A	109,282	308,208
Iflytek Co. Ltd., Class A	130,250	803,819
Qi An Xin Technology Group Inc.(a)	46,413	196,953
Sangfor Technologies Inc., Class A(a)	23,000	172,963
Shanghai Baosight Software Co. Ltd., Class A	108,588	612,410
Thunder Software Technology Co. Ltd., Class A	23,500	157,206
Yonyou Network Technology Co. Ltd., Class A	196,149	313,265
		4,516,048
Specialty Retail — 0.6%
China Tourism Group Duty Free Corp. Ltd., Class A	108,541	1,111,749
HLA Group Corp. Ltd., Class A	243,100	305,312
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	217,306	177,284
		1,594,345
Technology Hardware, Storage & Peripherals — 0.9%
Anker Innovations Technology Co. Ltd.	21,700	257,359
China Greatwall Technology Group Co. Ltd., Class A	174,100	233,070
GRG Banking Equipment Co. Ltd., Class A	130,200	213,001
IEIT Systems Co. Ltd., Class A	88,260	491,345
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Ninestar Corp., Class A	87,010	$302,199
Shenzhen Transsion Holdings Co. Ltd., Class A	43,982	873,128
Tsinghua Tongfang Co. Ltd.(a)	173,662	144,643
		2,514,745
Trading Companies & Distributors — 0.2%
COSCO SHIPPING Development Co. Ltd., Class A	586,700	198,574
Shanxi Coal International Energy Group Co. Ltd.	108,600	214,068
Xiamen C & D Inc., Class A	173,800	237,843
		650,485
Transportation Infrastructure — 0.5%
China Merchants Expressway Network & Technology Holdings Co. Ltd.	165,400	252,648
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	131,200	186,769
Liaoning Port Co. Ltd., Class A	1,085,000	215,205
Shanghai International Airport Co. Ltd., Class A(a)	65,122	337,218
Shanghai International Port Group Co. Ltd., Class A	392,200	303,264
		1,295,104
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,736,400	1,117,914

Total Common Stocks — 99.7%
(Cost: $248,290,769)		287,157,831

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	27,905	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $248,290,769)		287,157,831

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	160,000	160,000

Total Short-Term Securities — 0.0%
(Cost: $160,000)		160,000

Total Investments — 99.7%
(Cost: $248,450,769)		287,317,831

Other Assets Less Liabilities — 0.3%		732,600

Net Assets — 100.0%		$288,050,431

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$—	$(710,000	)(a)	$—	$—	$160,000	160,000	$68,454	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	50	05/30/24	$626	$12,704

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$22,048,152	$265,109,679	$—	$287,157,831
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$22,208,152	$265,109,679	$—	$287,317,831

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$12,704	$—	$12,704

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares